5. STOCK OPTIONS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Outstanding beginning balance, Shares	125	132	87
Options granted, Shares	0	0	52
Options exercised, Shares	0	0	(2)
Options expired/forfeited, Shares	(2)	(7)	(5)
Outstanding ending balance, Shares	123	125	132
Vested and exercisable ending balance		0	0
Outstanding beginning balance, Weighted average exercise price	$ 37,920	$ 36,000.00	$ 36,000.00
Options granted, Weighted average exercise price	0	0.00	9,600.00
Options exercised, Weighted average exercise price	0	0.00	38,400.00
Options expired/forfeited, Weighted average exercise price	14,000	74,160.00	38,400.00
Outstanding ending balance, Weighted average exercise price	$ 38,309	$ 37,920	$ 36,000.00
Options Vested
Options vested beginning balance, Shares	113
Options vested in period, Shares	4
Options vested ending balance, Shares	117	113
Options vested in period, Weighted average exercise price	$ 22,860.00
Options Unvested
Options unvested, beginning balance, Shares	19
Options vested in period, Shares	(4)
Options expired/forfeited, Shares	(7)
Options unvested, ending balance, Shares	8	19
Options unvested, beginning balance, weighted average exercise price	$ 39,200.00
Options vested in period, Weighted average exercise price	22,860.00
Options expired/forfeited, Weighted average exercise price	74,160.00
Options unvested, ending balance, weighted average exercise price	$ 0.00	$ 39,200.00